Other Short Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Short-term Debt [Table Text Block]
(In thousands)	2012	2011
Advances with the FHLB paying interest at maturity, at fixed rates ranging from 0.32% to 0.44% (2011 - 0.31%)	$635,000	$295,000
Others	1,200	1,200
Total other short-term borrowings	$636,200	$296,200